Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Basis of Presentation and Use of Estimates

Basis of Presentation and Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates, judgments and assumptions that affect the reported amounts of assets and liabilities and the related disclosures at the date of the financial statements, as well as the reported amounts of revenues and expenses during the periods presented. We base our estimates on historical experience and other relevant assumptions that we believe to be reasonable under the circumstances. Estimates are used in several areas including, but not limited to, estimates of progress to date for certain performance obligations and the transaction price for certain contracts with customers, share-based compensation, including the fair value of stock, the provision for income taxes, including related reserves, and goodwill, among others. These estimates generally involve complex issues and require judgments, involve the analysis of historical results and prediction of future trends, can require extended periods of time to resolve and are subject to change from period to period. Actual results may differ materially from management’s estimates.

Basis of Presentation and Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make certain estimates, judgments and assumptions that affect the reported amounts of assets and liabilities and the related disclosures at the date of the financial statements, as well as the reported amounts of revenues and expenses during the periods presented. We base our estimates on historical experience and other relevant assumptions that we believe to be reasonable under the circumstances. Estimates are used in several areas including, but not limited to, estimates of progress to date for certain performance obligations and transaction price for certain contracts with customers, share-based compensation including the fair value of stock, the provision for income taxes including related reserves, and goodwill among others. These estimates generally involve complex issues and require judgments, involve the analysis of historical results and prediction of future trends, can require extended periods of time to resolve and are subject to change from period to period. Actual results may differ materially from management’s estimates.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents are stated at fair value. Cash equivalents include only securities having an original maturity of three months or less at the time of purchase. We limit our credit risk associated with cash and cash equivalents by placing our investments with banks that we believe are highly creditworthy and with highly rated money market funds. Cash and cash equivalents primarily consist of bank deposits, investments in money market funds and commercial paper.

Restricted Cash

Restricted Cash

We are required to maintain certain balances under lease arrangements for our property and facilities leases. We had restricted cash of $0.1 million and $2.1 million as of December 31, 2018 and September 30, 2019, respectively.

Restricted Cash

We are required to maintain certain balances under operating lease arrangements for our facilities. We have a certificate of deposit with a financial institution issued in favor of the lessor for $0.1 million as of December 31, 2017 and 2018. This amount is recorded as restricted cash and other assets in the accompanying balance sheets due to the long-term nature of the underlying facility lease.

Investments in Marketable Securities

Investments in Marketable Securities

Marketable securities are classified as available-for-sale and primarily consist of U.S. government debt securities, U.S. government agency bonds, commercial paper and corporate bonds, and are reported at fair value. Unrealized holding gains and losses are reflected as a separate component of shareholders’ (deficit) equity in accumulated other comprehensive loss until realized. Realized gains and losses on the sale of these securities are recognized in net income or loss. The cost of marketable securities sold is based on the specific identification method.

Concentrations of Risk

Concentrations of Risk

We are subject to a concentration of risk from a limited number of suppliers, or in some cases, single suppliers for some of our laboratory instruments and materials. This risk is managed by targeting a quantity of surplus stock.

Cash, cash equivalents and marketable securities are financial instruments that potentially subject us to concentrations of credit risk. We invest in money market funds, U.S. government debt securities, U.S. government agency securities, commercial paper and corporate bonds with high-quality accredited financial institutions.

Significant customers are those which represent more than 10% of our total revenue or accounts receivable, net balances at each respective balance sheet date. Revenue from these customers reflects their purchase of our products and services and our collaboration efforts with Genentech.

For each significant customer, revenue as a percentage of total revenue for the periods presented and accounts receivable, net as a percentage of total accounts receivable, net as of the periods presented were as follows:

	Revenue				Accounts Receivable, Net
	Three Months Ended September 30,		Nine Months Ended September 30,		December 31, 2018		September 30, 2019
	2018	2019	2018	2019
	(unaudited)						(unaudited)
Customer A	15.7%	16.0%	21.6%	11.8%	*	%	39.6%
Customer B	*	10.7	*	*	15.1		*
Customer C	35.0	*	19.1	*	13.2		*
Genentech, Inc.	*	43.9	*	43.7	*		*

*	less than 10%

Concentrations of Risk

We are subject to a concentration of risk from a limited number of suppliers, or in some cases, single suppliers for some of our laboratory instruments and materials. This risk is managed by targeting a quantity of surplus stock.

Cash, cash equivalents and marketable securities are financial instruments that potentially subject us to concentrations of credit risk. We invest in money market funds, U.S. government debt securities, U.S. government agency bonds, commercial paper and corporate bonds with high-quality accredited financial institutions.

Significant customers are those which represent more than 10% of our total revenue or accounts receivable balance at each respective balance sheet date. Revenue from these customers reflects their purchase of our products and services and we do not believe their loss would have a material adverse effect on our business. For each significant customer, revenue as a percentage of revenue and accounts receivable as a percentage of accounts receivable were as follows:

	Revenue		Accounts Receivable
	Year Ended December 31,		December 31,
	2017	2018	2017	2018
Customer A	31.4%	18.4%	29.9%	*	%
Customer B	*	13.5	14.9	15.1
Customer C	*	15.4	*	13.2

*	less than 10%

Accounts Receivable

Accounts Receivable

Accounts receivable consist of amounts due from customers for services performed. We review our accounts receivable regularly by analyzing the status of significant past due receivables to determine if any receivable will potentially be uncollectible and to estimate the amount of allowance for doubtful accounts necessary to reduce accounts receivable to its estimated net realizable value. Our allowance for doubtful accounts was $0.1 million as of December 31, 2017 and 2018.

Additionally, we had $1.4 million and $0.4 million of unbilled receivables as of December 31, 2017 and 2018, respectively. The unbilled receivables are amounts that will become due for which we have an unconditional right to consideration.

Inventory

Inventory

Inventory consists of laboratory materials and supplies used in lab analysis. We capitalize inventory when purchased and record expense upon order fulfillment for servicing revenue or utilization in our research and development laboratories. Inventory is valued at the lower of cost or market on a first-in, first-out basis. We periodically perform obsolescence assessments and write off any inventory that is no longer usable.

Property and Equipment

Property and Equipment

Property and equipment consist of computer equipment, computer software, laboratory equipment, leasehold improvements and furniture and fixtures. Property and equipment are recorded at cost and depreciation is recognized using the straight-line method based on an estimated useful life. Maintenance and repairs are charged to expense as incurred, and costs of improvements are capitalized.

Useful lives assigned to property and equipment are as follows:

Laboratory equipment	3 to 7 years
Leasehold improvements	Shorter of estimated useful life or remaining lease term
Computer equipment and software	3 years
Furniture and office equipment	5 to 10 years

We review long-lived assets for impairment whenever events or circumstances indicate the carrying amount of an asset group may not be recoverable. Gains and losses from asset disposals and impairment losses are classified within the statements of operations in accordance with the use of the asset, except those gains and losses recognized in conjunction with restructuring activities, which are classified within restructuring expense. We recognized $0.3 million of impairment expense in research and development for obsolete equipment in 2017 and $0.2 million of losses from asset disposals, impairment and accelerated depreciation in restructuring. See Note 14, Restructuring Charges.

Goodwill

Goodwill

Goodwill represents the excess of the purchase price over the net amount of identifiable assets acquired and liabilities assumed in a business combination measured at fair value. We assess goodwill for impairment annually on October 1, or more frequently if events or changes in circumstances would more likely than not reduce the fair value of our single reporting unit below its carrying value. We evaluate goodwill for impairment by first assessing qualitative factors to determine whether it is more likely than not that the fair value of our reporting unit is less than its carrying amount. If we so determine, or if we choose to bypass the qualitative assessment, we perform a quantitative goodwill impairment test. Goodwill impairment exists when the estimated fair value of our one reporting unit is less than its carrying value. If impairment exists, the carrying value of the goodwill is reduced to fair value through an impairment charge recorded in our statements of operations. To date we have not recognized any impairment of goodwill.

Intangible Assets

Intangible Assets

Intangible assets acquired in a business combination are recognized separately from goodwill and are initially recognized at their fair value at the acquisition date (which is regarded as their cost).

Intangible assets may also result from the purchase of assets and intellectual property in a transaction that does not qualify as a business combination. Intangible assets are amortized over the estimated useful life of the asset on a straight-line basis which approximates the usage pattern. Intangible assets are reviewed for impairment at least annually or if indicators of potential impairment exist. We have not recognized any impairment losses on intangible assets.

Restructuring

Restructuring

We recognize a liability for costs associated with an exit or disposal activity under a restructuring project when the plan has been finalized. Employee termination benefits considered as post-employment benefits are accrued when the obligation is probable and estimable, such as benefits stipulated by human resource policies and practices or statutory requirements. One-time termination benefits are recognized at the date the employee is notified. If the employee must provide future service greater than 60 days, such benefits are recognized ratably over the future service period.

Asset impairments associated with a restructuring project are determined at the asset group level. An impairment may be recognized for assets that are to be abandoned or are to be sold for less than net book value. We may also recognize impairment on an asset group, which is held and used, when the carrying value is not recoverable and exceeds the asset group’s fair value. If the sale of an asset group under a restructuring project results in proceeds that exceed the net book value of the asset group, the resulting gain is recognized within restructuring expense in the statements of operations.

Leases

Leases

Operating Lease Arrangements

We have operating lease agreements for the laboratory and office facilities that we occupy. Rent expense is recognized on a straight-line basis over the term of the lease. Incentives granted under our facility leases, including rent holidays, are capitalized and are recognized as adjustments to rental expense on a straight-line basis over the term of the lease.

Lease Financing Arrangements

Due to our significant involvement during the construction process of a leased building, we qualify as the deemed owner of the building under build-to-suit lease accounting guidance. The cost of the related building is recorded in property and equipment, net and the offsetting lease financing obligation is recorded as a long-term financing obligation on our unaudited condensed balance sheet. As of September 30, 2019, $23.4 million of building costs have been recorded in property and equipment, net.

Leases

We have lease agreements for our laboratory and office facilities. These leases are classified as operating leases. Rent expense is recognized on a straight-line basis over the term of the lease. Incentives granted under our facility leases, including rent holidays, are capitalized and are recognized as adjustments to rental expense on a straight-line basis over the term of the lease.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Financial Accounting Standards Board (“FASB”) has defined fair value as the exchange price that would be received for an asset or paid to transfer a liability, or an exit price, in the principal or most advantageous market for that asset or liability in an orderly transaction between market participants on the measurement date. The FASB established a fair value hierarchy that requires an entity to maximize the use of observable inputs, where available, and minimize the use of unobservable inputs when measuring fair value. The hierarchy defines three levels of inputs that may be used to measure fair value:

•	Level 1: Quoted prices in active markets for identical assets or liabilities.

•

Level 2: Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

•	Level 3: Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

A financial instrument categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

Our financial instruments consist of Level 1 and Level 2 assets, and Level 3 liabilities. In certain cases, where there is limited activity or less transparency around inputs to valuation, financial instruments are classified as Level 3 within the valuation hierarchy. The carrying amounts of certain financial instruments approximate fair value due to their short maturities.

We did not have any nonfinancial assets or liabilities that were measured or disclosed at fair value on a recurring basis as of December 31, 2017 or 2018.

Convertible Preferred Stock Warrant Liability

Convertible Preferred Stock Warrant Liability

We have issued a freestanding warrant to a venture capital firm to purchase 56,875 shares of Series C convertible preferred stock with an exercise price of $2.64 in connection with a $5.0 million credit facility entered into in 2014. The fair value of this warrant is classified as a non-current liability in the accompanying balance sheets, since the underlying convertible preferred stock has been classified as temporary equity in the accompanying balance sheets instead of in shareholders’ deficit in accordance with authoritative guidance for the classification and measurement of potentially redeemable securities. Upon certain change in control events that are outside of our control, including liquidation, sale or transfer of control, holders of the convertible preferred stock may cause its redemption. The warrant is subject to remeasurement at each balance sheet date, with changes in estimated fair value recognized as a component of interest and other income, net on the statements of operations. We recorded income of $23,000 and $6,000 during the years ended December 31, 2017 and 2018, respectively. We will continue to adjust the liability for changes in estimated fair value until the earlier of expiration of the warrant, exercise of the warrant or conversion of the warrant into equity upon the completion of a liquidation event, including the completion of an initial public offering.

Revenue Recognition

Revenue Recognition

We recognize revenue in accordance with Accounting Standards Codification (“ASC”) Topic 606 (“ASC 606”), Revenue from Contracts with Customers. Under ASC 606, for all revenue-generating contracts, we perform the following steps to determine the amount of revenue to be recognized: (i) identify the contract or contracts; (ii) determine whether the promised goods or services are performance obligations, including whether they are distinct in the context of the contract; (iii) measure the transaction price, including the constraint on variable consideration; (iv) allocate the transaction price to the performance obligations based on estimated selling prices; and (v) recognize revenue when (or as) we satisfy each performance obligation. The following is a summary of the application of the respective model to each of our revenue classifications.

Overview

Our revenue is generated from immunosequencing (“sequencing”) products and services (“sequencing revenue”) and from regulatory or development support services leveraging our immune medicine platform (“development revenue”). When revenue generating contracts have elements of both sequencing revenue and development revenue, we allocate revenue based on the nature of the performance obligation and the allocated transaction price.

Sequencing Revenue

Sequencing revenue reflects the amounts generated from providing sequencing services and testing through our immunoSEQ and clonoSEQ products and services to our research and clinical customers, respectively.

For research customers, contracts typically include an amount billed in advance of services (“upfront”), and subsequent billings as sample results are delivered to the customer. Upfront amounts received are recorded as deferred revenue, which we recognize as revenue upon satisfaction of performance obligations. We have identified two typical performance obligations under the terms of our research service contracts: sequencing services and related data analysis. We recognize revenue for both identified performance obligations as sample results are delivered to the customer.

For other research customers who choose to purchase a research use only kit, the kits are sold on a price per kit basis with amounts payable upon delivery of the kit. Payments received are recorded as deferred revenue. For these customers, we have identified one performance obligation: the delivery of sample results. We recognize revenue as the results are delivered to the customer based on a proportion of the estimated samples that can be reported on for each kit.

For clinical customers, we derive revenues from providing our clonoSEQ test report to ordering physicians, and we bill and receive payments from commercial third-party payors and medical institutions. In these transactions, we have identified one performance obligation: the delivery of a clonoSEQ report. As payment from the respective payors may vary based on the various reimbursement rates and patient responsibilities, we consider the transaction price to be variable and record an estimate of the transaction price, subject to the constraint for variable consideration, as revenue at the time of delivery. The estimate of transaction price is based on historical and expected reimbursement rates with the various payors, which are monitored in subsequent periods and adjusted as necessary based on actual collection experience.

In January 2019, clonoSEQ received Medicare coverage aligned with the FDA label and National Comprehensive Cancer Network (“NCCN”) guidelines for longitudinal monitoring in multiple myeloma (“MM”) and B cell acute lymphoblastic leukemia (“ALL”). We bill Medicare for an episode of treatment when we deliver the first eligible test results. This billing contemplates all necessary tests required during a patient’s treatment cycle, which is currently estimated at approximately four tests per patient, including the initial sequence identification test. Revenue is recognized at the time the initial billable test result is delivered and is based upon cumulative tests delivered to date. We estimate the number of tests we expect to deliver over a patient’s treatment cycle based on historical testing frequencies for patients by indication. These estimates are subject to change as we develop more information about utilization over time. For the three and nine months ended September 30, 2019, we recognized $0.3 million and $1.1 million relating to the coverage policy, respectively; $0.1 million and $0.4 million of this revenue was related to tests delivered in periods prior to the three and nine months ended September 30, 2019, respectively. Any unrecognized revenue from the initial billable test is recorded as deferred revenue and is recognized as we deliver the remaining tests in a patient’s treatment cycle.

Development Revenue

We derive revenue by providing services through development agreements to biopharmaceutical customers who seek access to our immune medicine platform technologies. We generate revenues from the delivery of professional support activities pertaining to the use of our proprietary immunoSEQ and clonoSEQ services in the development of the respective customers’ initiatives. The transaction price for these contracts may consist of a combination of non-refundable upfront fees, separately priced sequencing fees, progress based milestones and regulatory milestones. The development agreements may include single or multiple performance obligations depending on the contract. For certain contracts, we may perform services to support the biopharmaceutical customers’ regulatory submission as part of their registrational trials. These services include regulatory support pertaining to our technology intended to be utilized as part of the submission, development of analytical plans for our sequencing data, participation on joint research committees and assistance in completing a regulatory submission. Generally, these services are not distinct within the context of the contract, and they are accounted for as a single performance obligation.

When sequencing services are separately priced customer options, we assess if a material right exists and, if not, the customer option to purchase additional sequencing services is not considered part of the contract. Except for any non-refundable upfront fees, the other forms of compensation represent variable consideration. Variable consideration related to progress based and regulatory milestones is estimated using the most likely amount method where variable consideration is constrained until it is probable that a significant reversal of cumulative revenue recognized will not occur. Progress milestones such as the first sample result delivered or final patient enrollment in a customer trial are customer dependent and are included in the transaction price when the respective milestone is probable of occurring. Milestone payments that are not within our customers’ control, such as regulatory approvals, are not considered probable of being achieved until those approvals are received. Determining whether regulatory milestone payments are probable is an area that requires significant judgment. In making this assessment, we evaluate the scientific, clinical, regulatory and other risks that must be managed, as well as the level of effort and investment required to achieve the respective milestone.

The primary method used to estimate standalone selling price for performance obligations is the adjusted market assessment approach. Using this approach, we evaluate the market in which we sell our services and estimate the price that a customer in that market would be willing to pay for our services. We recognize revenue using either an input or output measure of progress that faithfully depicts performance on a contract, depending on the contract. The measure used is dependent on the nature of the service to be provided in each contract. Selecting the measure of progress and estimating progress to date requires significant judgment.

Revenue Recognition

We recognize revenue in accordance with Accounting Standards Codification (“ASC”) Topic 606 (“ASC 606”), Revenue from Contracts with Customers. Under ASC 606, for all revenue-generating contracts, we perform the following steps to determine the amount of revenue to be recognized: (i) identification of the contract or contracts; (ii) determination of whether the promised goods or services are performance obligations, including whether they are distinct in the context of the contract; (iii) measurement of the transaction price, including the constraint on variable consideration; (iv) allocation of the transaction price to the performance obligations based on estimated selling prices; and (v) recognition of revenue when (or as) we satisfy each performance obligation. The following is a summary of the application of the respective model to each of our revenue classifications.

Overview

Our revenue is generated from immunosequencing (“sequencing”) products and services (“sequencing revenue”) and from regulatory or development support services leveraging our immune medicine platform (“development revenue”). When revenue generating contracts have elements of both sequencing revenue and development revenue, we allocate revenue based on the nature of the performance obligation and the allocated transaction price.

Sequencing Revenue

Sequencing revenue reflects the amounts generated from providing sequencing services through immunoSEQ to research customers and from providing testing services through clonoSEQ to clinical and research customers.

For research customers, contracts typically include an amount billed in advance of services (“upfront”), and subsequent billings as sample results are delivered to the customer. Upfront amounts received are recorded as deferred revenue, which we recognize as revenue upon satisfaction of performance obligations. We have identified two typical performance obligations under the terms of our research service contracts: sequencing services and related data analysis. We recognize revenue for both identified performance obligations as sample results are delivered to the customer.

For other research customers who choose to purchase a research use only kit, the kits are sold on a price per kit basis with amounts payable upon delivery of the kit. Payments received are recorded as deferred revenue. For these customers we have identified one performance obligation: the delivery of sample results. We recognize revenue as the results are delivered to the customer based on a proportion of the estimated samples that can be reported on for each kit.

For clinical customers, we derive revenues from providing our clonoSEQ test report to ordering physicians, and we bill and receive payments from commercial third-party payors and medical institutions. In these transactions, we have identified one performance obligation: the delivery of a clonoSEQ report. As payment from the respective payors may vary based on the various reimbursement rates and patient responsibilities, we consider the transaction price to be variable and record an estimate of the transaction price, subject to the constraint for variable consideration, as revenue at the time of delivery. The estimate of transaction price is based on historical reimbursement rates with the various payors, which are monitored in subsequent periods and adjusted as necessary based on actual collection experience.

Development Revenue

We derive revenue by providing services through development agreements to biopharmaceutical customers who seek access to our immune medicine platform technologies. We generate revenues from the delivery of professional support activities pertaining to the use of our proprietary immunoSEQ and clonoSEQ services in the development of the respective customers’ initiatives. The transaction price for these contracts may consist of a combination of non-refundable upfront fees, separately priced sequencing fees, progress based milestones and regulatory milestones. The development agreements may include single or multiple performance obligations depending on the contract. For certain contracts, we may perform services to support the biopharmaceutical customers’ regulatory submission as part of their registrational trials. These services include regulatory support pertaining to our technology intended to be utilized as part of the submission, development of analytical plans for our sequencing data, participation on joint research committees and assistance in completing a regulatory submission. Generally, these services are not distinct within the context of the contract, and they are accounted for as a single performance obligation.

When sequencing services are separately priced customer options, we assess if a material right exists and, if not, the customer option to purchase additional sequencing services is not considered part of the contract. Except for any non-refundable upfront fees, the other forms of compensation represent variable consideration. Variable consideration related to progress based and regulatory milestones is estimated using the most likely amount method where variable consideration is constrained until it is probable that a significant reversal of cumulative revenue recognized will not occur. Progress milestones such as first sample result delivered or final patient enrollment in a customer trial are customer dependent and are included in the transaction price when the respective milestone is probable of occurring. Milestone payments that are not within our customers’ control, such as regulatory approvals, are not considered probable of being achieved until those approvals are received. Determining whether milestones are probable, relating to regulatory milestone payments, is an area that requires significant judgment. In making this assessment, we evaluate the scientific, clinical, regulatory and other risks that must be managed, as well as the level of effort and investment required to achieve the respective milestone.

The primary method used to estimate standalone selling price for performance obligations is the adjusted market assessment approach. Using this approach, we evaluate the market in which we sell our services and estimate the price that a customer in that market would be willing to pay for our services. We recognize revenue using either an input or output measure of progress that faithfully depicts performance on a contract, depending on the contract. The measure used is dependent on the nature of the service to be provided in each contract. Selecting the measure of progress and estimating progress to date requires significant judgment.

Contract Balances

Contract Balances

In certain circumstances, billing may occur prior to services being performed. Upfront payments are recorded as deferred revenue (contract liabilities). We classify deferred revenue as current for sequencing revenue as we expect our performance obligations will be completed within the next twelve months, however, we do not control the timing of customer provided samples. For development services, we assess the performance obligations and recognize deferred revenue as current or non-current based upon forecasted delivery times which are customer coordinated. In certain circumstances, the customer project may be cancelled or terminated prior to the delivery of all related services covered by a customer’s upfront payment. In these circumstances, we recognize revenue when sufficient evidence is obtained that a reversal of revenue is not probable.

Share-Based Compensation

Share-Based Compensation

Share-based compensation includes compensation expense for stock option grants to employees and non-employees. Share-based compensation expense for employees represents grant date fair value of employee share option grants and is recognized over the requisite service period of the awards (usually the vesting period) on a straight-line basis, net of actual forfeitures. Share-based compensation to non-employees is subject to periodic revaluation over their vesting terms. We estimate the fair value of stock option grants using the Black-Scholes option-pricing model.

Cost of Revenue

Cost of Revenue

Cost of revenue includes the cost of materials, personnel-related expenses (comprised of salaries, benefits and share-based compensation), shipping and handling, equipment and allocated facility costs associated with processing samples and professional support for our sequencing revenue. Allocated facility costs include depreciation of laboratory equipment, allocated facility occupancy and information technology costs. Costs associated with processing samples are recorded as expense, regardless of the timing of revenue recognition.

Research and Development Expenses

Research and Development Expenses

Research and development expenses are comprised of laboratory materials costs, personnel-related expenses, allocated facility costs, information technology and contract service expenses. Research and development costs are expensed as incurred. Upfront payments for goods or services that will be used or rendered for future research and development activities are deferred and capitalized, then are recognized as an expense as the goods are consumed or the related services are performed.

Sales and Marketing Expenses

Sales and Marketing Expenses

Sales and marketing expenses consist primarily of personnel-related expenses for commercial sales, account management, marketing, reimbursement, medical education and business development personnel that support commercialization of our platform products. In addition, these expenses include external costs such as advertising expenses, customer education and promotional expenses, market analysis expenses, conference fees, travel expenses and allocated facility costs.

Income Taxes

Income Taxes

Income taxes are accounted for under the liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to the differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, and the operating loss and tax credit carryforwards. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized.

Deferred tax assets and liabilities are measured at the balance sheet date using the enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities due to a change in tax rates is recognized in the period such tax rate changes are enacted. Our net deferred tax assets are fully offset by a valuation allowance, because of our history of losses.

We recognize interest and penalties related to income tax matters as a component of tax expense. We did not record any interest or penalties related to income tax during the years ended December 31, 2017 and 2018.

Net Loss Per Share Attributable to Common Shareholders

Net Loss Per Share Attributable to Common Shareholders

We calculate our basic and diluted net loss per share attributable to common shareholders in conformity with the two-class method required for companies with participating securities. We consider our convertible preferred stock to be participating securities. In the event a dividend is declared or paid on common stock, holders of convertible preferred stock are entitled to a share of such dividend in proportion to the holders of common stock on an as-if converted basis. Under the two-class method, basic net loss per share attributable to common shareholders is calculated by dividing the net loss attributable to common shareholders by the weighted-average number of shares of common stock outstanding for the period. Net loss attributable to common shareholders is determined by allocating undistributed earnings between common and preferred shareholders. The diluted net loss per share attributable to common shareholders is computed by giving effect to all potential dilutive common stock equivalents outstanding for the period determined using the treasury stock method. The net loss attributable to common shareholders was not allocated to the convertible preferred stock under the two-class method as the convertible preferred stock does not have a contractual obligation to share in our losses. For purposes of this calculation, convertible preferred stock, common stock warrants and stock options are considered common stock equivalents but have been excluded from the calculation of diluted net loss per share attributable to common shareholders as their effect is anti-dilutive.

Unaudited Pro Forma Net Loss Per Share Attributable to Common Shareholders

Unaudited Pro Forma Net Loss Per Share Attributable to Common Shareholders

We have presented the unaudited pro forma basic and diluted net loss per share attributable to common shareholders for the year ended December 31, 2018, which shows the assumed effect of an initial public offering, including (i) the conversion of all convertible preferred stock into shares of common stock as if the conversion had occurred as of the later of the beginning of the period or the original date of issuance; and (ii) the issuance of 20,000 shares of common stock upon the assumed exercise of a common stock warrant prior to the completion of an initial public offering. The pro forma net loss per share attributable to common shareholders does not include proceeds to be received from nor does it include shares expected to be sold in the assumed initial public offering.

Segment Information

Segment Information

We have determined that our chief executive officer is the chief operating decision maker (“CODM”). The CODM reviews financial information presented on a regular basis at the entity level. Resource allocation decisions are made by the CODM based on the results at the entity level which is determined to be a single reporting unit. There are no segment managers who are held accountable by the CODM for operations, operating results or planning for levels or components below the entity. As such, we have concluded that we operate as one segment. We present disaggregated revenue from contracts with customers by type of service. See Note 3, Revenue.

Recent Accounting Pronouncements

Recently Adopted Accounting Pronouncements

In March 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2016-09, Compensation—Stock Compensation (Topic 718), intended to simplify the accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities and classification on the statements of cash flows. This guidance also allowed for an entity-wide accounting policy election to either estimate the number of awards that are expected to vest or account for forfeitures as they occur. We adopted this guidance as of January 1, 2018 and elected to account for forfeitures as they occur. We utilized a modified retrospective transition method, recorded the cumulative impact of applying this guidance, and recognized a cumulative increase to additional paid-in capital and an increase to accumulated deficit of $0.1 million.

In January 2017, the FASB issued ASU No. 2017-04, Intangibles—Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment, intended to simplify the goodwill impairment test. Under the new guidance, goodwill impairment is measured by the amount by which the carrying value of a reporting unit exceeds its fair value, without exceeding the carrying amount of goodwill allocated to that reporting unit. This guidance is effective January 1, 2022 and is required to be adopted on a prospective basis, with early adoption permitted. We adopted this guidance as of January 1, 2018 and the adoption did not have any impact on our financial statements.

In June 2018, the FASB issued ASU 2018-07, Compensation—Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting, which expands the scope of Topic 718 to include share-based payment transactions for acquiring goods and services from nonemployees. The guidance is effective for us beginning in 2019, with early adoption permitted. We adopted the guidance effective January 1, 2019 and the adoption did not have any impact on our financial statements.

Recent Accounting Pronouncements

In May 2014, the FASB issued Accounting Standards Update (“ASU”) No. 2014-09, Revenue from Contracts with Customers (Topic 606), and created ASC 606, and added ASC Subtopic 340-40, Other Assets and Deferred Costs—Contracts with Customers. The guidance in this update supersedes the revenue recognition requirements in ASC Topic 605, Revenue Recognition, and most industry-specific guidance. We adopted this standard on January 1, 2017, applying the modified retrospective method to all contracts that were not completed as of January 1, 2017. We recorded an increase in accounts receivable of $0.4 million and a decrease in deferred revenue of $0.1 million as of January 1, 2017, with a corresponding adjustment to accumulated deficit. The impact of this adoption was primarily related to our clinical customers. Prior to adoption, we recognized revenue for these customers on a cash basis. Upon adoption, we recognize revenue at time of delivery using an estimate of the transaction price subject to the constraint for variable consideration.

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842), to increase transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheets and disclosing key information about leasing arrangements using a modified retrospective approach. This guidance is effective for us in fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Although we are currently evaluating the impact that adopting this guidance will have on our financial statements, we currently believe the most significant changes will be related to the recognition of the right-of-use assets and related lease liabilities related to our operating leases on the balance sheets.

In March 2016, the FASB issued ASU No. 2016-09, Compensation—Stock Compensation (Topic 718), intended to simplify the accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities, classification on the statements of cash flows, including allowing an entity-wide accounting policy election to either estimate the number of awards that are expected to vest or account for forfeitures as they occur. We adopted this standard as of January 1, 2018 and elected to account for forfeitures as they occur. We utilized a modified retrospective transition method, recorded the cumulative impact of applying this standard, and recognized a cumulative increase to additional paid-in capital and an increase to accumulated deficit of $0.1 million.

In January 2017, the FASB issued ASU No. 2017-04, Intangibles—Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment, to simplify the goodwill impairment test. Under the new guidance, goodwill impairment will be measured by the amount by which the carrying value of a reporting unit exceeds its fair value, without exceeding the carrying amount of goodwill allocated to that reporting unit. This guidance is effective January 1, 2022 and is required to be adopted on a prospective basis, with early adoption permitted. We adopted this standard as of January 1, 2018 and this guidance did not have any impact on our financial statements.

In August 2018, the FASB issued ASU No. 2018-15, Intangibles—Goodwill and Other: Internal-Use Software (Subtopic 350-40), to provide additional guidance on the accounting for costs of implementation activities performed in a cloud computing arrangement. This guidance is effective for fiscal years beginning after December 15, 2019 and early adoption of the amendments in this update are permitted. The adoption of this guidance is not expected to have a material impact on our financial statements.

Unaudited Interim Condensed Financial Statements

Unaudited Interim Condensed Financial Statements

In our opinion, the accompanying unaudited condensed financial statements have been prepared in accordance with GAAP for interim financial information. These unaudited condensed financial statements include all adjustments necessary to fairly state the financial position and the results of our operations and cash flows for interim periods in accordance with GAAP. Interim-period results are not necessarily indicative of results of operations or cash flows for a full year or any subsequent interim period.

The accompanying unaudited condensed financial statements should be read in conjunction with our audited financial statements and notes included in our prospectus dated June 26, 2019 filed with the Securities and Exchange Commission (“SEC”) on June 27, 2019 in connection with our initial public offering (“Prospectus”).

Reclassifications

Reclassifications

In the accompanying audited condensed balance sheet, certain prior year amounts have been reclassified to conform to the current period presentation. Specifically, “restricted cash” and “other assets” were previously included together in the restricted cash and other assets line item and are now separately stated. There was no change to total assets as a result of the reclassification.

Deferred Offering Costs

Deferred Offering Costs

Deferred offering costs consist of fees and expenses incurred in connection with the sale of our common stock in the initial public offering, including legal, accounting, printing and other initial public offering-related costs. Prior to the completion of our initial public offering, deferred offering costs were presented in the restricted cash and other assets line item on our unaudited condensed balance sheets. In connection with and as of the closing of our initial public offering, these costs were reclassified to additional paid-in capital, representing a reduction to the initial public offering proceeds. As of September 30, 2019, $5.0 million of these initial public offering-related costs are included in the additional paid-in capital line item on our unaudited condensed balance sheet.

New Accounting Pronouncements Not Yet Adopted

New Accounting Pronouncements Not Yet Adopted

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842), intended to increase transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheets and disclosing key information about leasing arrangements. This guidance is effective for us in fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. We have the transition option of retrospectively adjusting prior periods presented or adopting with a cumulative adjustment to retained earnings on the date of adoption. Although we are currently evaluating the impact that adopting this guidance will have on our financial statements, we believe the most significant changes will be related to the recognition of the right-of-use assets and related lease liabilities related to our operating leases on the balance sheets. Additionally, assuming we do not control the leased building currently being constructed at the date of adoption, we will derecognize the existing asset and liability created in accordance with build-to-suit lease accounting guidance under ASC 840, Leases, and record any difference as an adjustment to equity. We will then classify the lease as of the lease commencement date in accordance with the adopted guidance.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which amends the impairment model by requiring entities to use a forward-looking approach based on expected losses to estimate credit losses on certain types of financial instruments, including trade receivables and available-for-sale debt securities. The guidance is effective for us beginning in 2020, with early adoption permitted. Although we are currently evaluating the impact that adopting this guidance prospectively will have on our financial statements, we do not expect the adoption to have a material impact on our financial statements.

In August 2018, the FASB issued ASU No. 2018-15, Intangibles—Goodwill and Other: Internal-Use Software (Subtopic 350-40), to provide additional guidance on the accounting for costs of implementation activities performed in a cloud computing arrangement. This guidance is effective for fiscal years beginning after December 15, 2019 and early adoption of the amendments in this update are permitted. Furthermore, it can be applied either retrospectively or prospectively. We do not expect the adoption of this guidance to have a material impact on our financial statements.